Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
Telephone: (215) 564-8099
Facsimile: (215) 564-8120

March 6, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:	Delaware Group Foundation Funds (the “Registrant”)
SEC File Nos. 333-38801 and 811-08457
Rule 497(e) filing

Ladies and Gentlemen:

     Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect a supplement to the risk/return summary information contained in the prospectus dated January 28, 2013, for Delaware Foundation® Equity Fund, a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on February 14, 2013 (Accession Number: 0001496688-13-000026).

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik